RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Jul. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

Revenue and accounts receivable

During the nine months ended April 30, 2019, the Company recorded revenue of $1,270,814, included in revenue from Agel Enterprise International Sdn Bhd (“Agel”). who owns more than 10% of the Company’s common stock. As of April 30, 2019, the Company recorded accounts receivable from Agel of $204,538.

Notes due to related parties

On September 30, 2017, the Company issued a note payable in the amount of $152,973 to Toga Capital Sdn. Bhd. (“Toga Capital”), which is partially owned by an officer and director of the Company, for repayment of amounts due to related parties of $152,973. The note is a 2% interest bearing promissory note that is payable on September 30, 2018.

During the year ended July 31, 2018, the Company issued 1,533,552 shares of common stock with a fair value of $2,453,683 to repay the note payable of $152,973 and accrued interest of $383. As a result, the Company recorded a loss on settlement of debt of $2,300,327.

On May 31, 2016, all outstanding related party advances were paid by a current director of the Company. The Company has outstanding notes payable to related party who is a Company’s director, of $24,126 and $24,126 as of April 30, 2019 and July 31, 2018, respectively. The amount is non-interest bearing, unsecured and due on demand.

Due to related parties

During the nine months ended April 30, 2019 and 2018, the Company borrowed a total amount of $122,678 and $1,430,620 from a related party, Toga Capital, and repaid $72,959 and $1,055,333, respectively.

During the nine months ended April 30, 2019 and 2018, total expenses paid directly by a related party, Toga Capital, on behalf of the Company were $0 and $52,429, respectively.

During the nine months ended April 30, 2019 and 2018, the Company borrowed a total amount of $4,135 and $0, respectively and repaid $1,968 and $0, respectively, from the Chief Executive Officer of the Company.

During the nine months ended April 30, 2019 and 2018, the Company purchased property and equipment of $0 and $25,218 from related parties, respectively.

As at April 30, 2019 and July 31, 2018, $192,473 and $186,390 is due to a related party, Toga Capital, the amount is non-interest bearing, unsecured and due on demand.

NOTE 5. RELATED PARTY TRANSACTIONS

On September 30, 2017, the Company issued a note payable in the amount of $152,973 to Toga Capital Sdn. Bhd. (“Toga Capital”), which is partially owned by an officer and director of the Company, for repayment of amounts due to related parties of $152,973. The note is a 2% interest bearing promissory note that is payable on September 30, 2018.

During the year ended July 31, 2018, the Company issued 15,335,515 shares of common stock with a fair value of $2,453,683 to repay the note payable of $152,973 and accrued interest of $383. As a result, the Company recorded a loss on settlement of debt of $2,300,327.

On May 31, 2016, all outstanding related party advances were paid by a current director of the Company.  The Company has outstanding notes payable to related party who is a Company’s director, of $24,126 and $24,126 as of July 31, 2018 and July 31, 2017, respectively. The amount is non-interest bearing, unsecured and due on demand.

Due to related parties

During the year ended July 31, 2018 and 2017, the Company borrowed a total amount of $434,355 and $0 from a related party, Toga Capital, and repaid $49,036 and $0, respectively.

During the year ended July 31, 2018 and 2017, total expenses paid directly by a related party, Toga Capital, on behalf of the Company were $48,679 and $96,212, respectively.

During the year ended July 31, 2018 and 2017, the Company purchased property and equipment of $25,218 and $0 from a related party, Toga Capital, respectively.

During the year ended July 31, 2018 and 2017, the Company issued 23,882,770 shares of common stock with a fair value of $11,221,067 to repay due to related party, Toga Capital, of $238,828. As a result, the Company recorded a loss on settlement of debt of $10,982,240.

As at July 31, 2018 and 2017, $186,390 and $96,212 is due to a related party, Toga Capital, respectively. The amount is non-interest bearing, unsecured and due on demand.

On January 6, 2017, the Company's sole director entered into an agreement to convert the $10,009 of non-interest bearing, due on demand loans for a total of 10,009 shares of common stock.

On November 1, 2016, the Company issued 2,500,000,000 common shares, par value $0.0001 to three individuals. A total of 1,000,000,000 shares were issued to the Company’s sole director. The price per share per the share issuance is $0.0001. As of July 31, 2017, an amount of $2,000 has been recorded as a contribution of capital from a related party, and the remaining $3,000 has been recorded as common stock subscribed.